Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Schedule of master trust net assets
The net assets of the Master Trust and the Plan's interest are as follows:

	2025
(in thousands)	Master Trust	Merck US Savings Plan Interest
Registered investment companies (mutual funds)	$97,747	$91,946
Common/collective trusts	12,677,091	12,108,089
Equity securities	2,307,397	2,189,256
Fixed income securities	406,994	386,758
Self-directed brokerage accounts	459,800	435,989
Merck common stock	907,977	812,041
Accrued interest and dividends	15,877	14,659
Other net assets	8,648	8,233

	$16,881,531	$16,046,971

	2024
(in thousands)	Master Trust	Merck US Savings Plan Interest
Registered investment companies (mutual funds)	$500,106	$474,904
Common/collective trusts	11,107,463	10,620,120
Equity securities	2,244,340	2,130,066
Fixed income securities	386,182	367,820
Self-directed brokerage accounts	368,784	352,416
Merck common stock	1,026,831	926,902
Accrued interest and dividends	17,180	15,934
Other net assets	4,994	4,747

	$15,655,880	$14,892,909

Total investment income (loss) of the Master Trust for the year ended December 31, 2025, is as follows:

2025
Master Trust
(in thousands)
Investment income
Net appreciation	$2,354,281
Interest and dividends	157,490

Total investment income	$2,511,771